UNITED STATES

SECURITIES AND EXCHANGE COMMISSION

Washington, D.C. 20549

FORM N-Q

QUARTERLY SCHEDULE OF PORTFOLIO HOLDINGS OF REGISTERED

MANAGEMENT INVESTMENT COMPANY

Investment Company Act file number 811-22294

Western Asset Investment Grade Defined Opportunity Trust Inc.

(Exact name of registrant as specified in charter)

620 Eighth Avenue, 49th Floor, New York, NY 10018

(Address of principal executive offices) (Zip code)

Robert I. Frenkel, Esq.

Legg Mason & Co., LLC

100 First Stamford Place

Stamford, CT 06902

(Name and address of agent for service)

Registrant’s telephone number, including area code: (888)-777-0102

Date of fiscal year end: November 30

Date of reporting period: August 31, 2018

ITEM 1.	SCHEDULE OF INVESTMENTS.

WESTERN ASSET INVESTMENT GRADE DEFINED OPPORTUNITY TRUST INC.

FORM N-Q

AUGUST 31, 2018

WESTERN ASSET INVESTMENT GRADE DEFINED OPPORTUNITY TRUST INC.

Schedule of investments (unaudited)	August 31, 2018

SECURITY	RATE	MATURITY DATE	FACE AMOUNT†	VALUE
CORPORATE BONDS & NOTES - 93.6%
CONSUMER DISCRETIONARY - 10.3%
Automobiles - 1.7%
Ford Motor Co., Senior Bonds	9.215%	9/15/21	1,140,000	$1,296,399
Ford Motor Credit Co. LLC, Senior Notes	8.125%	1/15/20	640,000	678,236
General Motors Co., Senior Notes	4.875%	10/2/23	430,000	440,749
General Motors Co., Senior Notes	6.600%	4/1/36	290,000	312,127
General Motors Co., Senior Notes	6.750%	4/1/46	950,000	1,048,132

Total Automobiles				3,775,643

Hotels, Restaurants & Leisure - 1.0%
GLP Capital LP/GLP Financing II Inc., Senior Notes	5.250%	6/1/25	260,000	271,700
GLP Capital LP/GLP Financing II Inc., Senior Notes	5.375%	4/15/26	280,000	291,466
McDonald’s Corp., Senior Notes	4.700%	12/9/35	260,000	272,908
McDonald’s Corp., Senior Notes	4.875%	12/9/45	370,000	388,255
Sands China Ltd., Senior Notes	5.125%	8/8/25	690,000	697,928	(a)
Sands China Ltd., Senior Notes	5.400%	8/8/28	200,000	202,292	(a)

Total Hotels, Restaurants & Leisure				2,124,549

Household Durables - 0.3%
Newell Brands Inc., Senior Notes	5.500%	4/1/46	600,000	576,905

Internet & Direct Marketing Retail - 0.2%
Amazon.com Inc., Senior Notes	3.875%	8/22/37	410,000	406,955

Media - 7.1%
21st Century Fox America Inc., Senior Notes	6.650%	11/15/37	2,400,000	3,123,298
Charter Communications Operating LLC/Charter Communications Operating Capital Corp., Senior Secured Notes	6.384%	10/23/35	180,000	193,183
Charter Communications Operating LLC/Charter Communications Operating Capital Corp., Senior Secured Notes	6.484%	10/23/45	420,000	450,174
Charter Communications Operating LLC/Charter Communications Operating Capital Corp., Senior Secured Notes	5.375%	5/1/47	560,000	529,411
Comcast Corp., Senior Notes	5.700%	7/1/19	1,500,000	1,536,005
Comcast Corp., Senior Notes	6.400%	5/15/38	2,500,000	3,030,572
DISH DBS Corp., Senior Notes	7.875%	9/1/19	690,000	715,012
Time Warner Cable LLC, Senior Secured Notes	8.750%	2/14/19	1,390,000	1,425,650
Time Warner Cable LLC, Senior Secured Notes	6.550%	5/1/37	370,000	401,364
Time Warner Cable LLC, Senior Secured Notes	7.300%	7/1/38	330,000	385,178
Time Warner Cable LLC, Senior Secured Notes	6.750%	6/15/39	20,000	22,127

See Notes to Schedule of Investments.

WESTERN ASSET INVESTMENT GRADE DEFINED OPPORTUNITY TRUST INC.

Schedule of investments (unaudited) (cont’d)	August 31, 2018

SECURITY	RATE	MATURITY DATE	FACE AMOUNT†	VALUE
Media - (continued)
Time Warner Cable LLC, Senior Secured Notes	5.500%	9/1/41	200,000	$193,192
Time Warner Entertainment Co. LP, Senior Secured Notes	8.375%	3/15/23	460,000	535,680
Time Warner Entertainment Co. LP, Senior Secured Notes	8.375%	7/15/33	370,000	466,228
UBM PLC, Senior Notes	5.750%	11/3/20	740,000	753,944	(a)
Viacom Inc., Senior Notes	4.875%	6/15/43	40,000	35,884
Viacom Inc., Senior Notes	5.250%	4/1/44	80,000	78,008
Virgin Media Finance PLC, Senior Notes	6.375%	4/15/23	1,200,000	1,242,000	(a)
Warner Media LLC, Senior Notes	4.900%	6/15/42	250,000	234,913

Total Media				15,351,823

TOTAL CONSUMER DISCRETIONARY				22,235,875

CONSUMER STAPLES - 1.9%
Beverages - 0.0%
Constellation Brands Inc., Senior Notes	4.250%	5/1/23	100,000	102,060

Food & Staples Retailing - 0.4%
Kroger Co., Senior Notes	4.650%	1/15/48	140,000	135,023
Walgreen Co., Senior Notes	3.100%	9/15/22	400,000	393,830
Walmart Inc., Senior Notes	4.050%	6/29/48	360,000	365,018

Total Food & Staples Retailing				893,871

Food Products - 0.3%
Kraft Heinz Foods Co., Senior Notes	5.000%	7/15/35	70,000	69,333
Kraft Heinz Foods Co., Senior Notes	5.000%	6/4/42	220,000	212,242
Kraft Heinz Foods Co., Senior Notes	5.200%	7/15/45	420,000	410,642

Total Food Products				692,217

Tobacco - 1.2%
Altria Group Inc., Senior Notes	9.250%	8/6/19	1,000,000	1,058,101
Altria Group Inc., Senior Notes	3.875%	9/16/46	80,000	71,414
Reynolds American Inc., Senior Notes	8.125%	5/1/40	470,000	626,371
Reynolds American Inc., Senior Notes	7.000%	8/4/41	510,000	619,574
Reynolds American Inc., Senior Notes	5.850%	8/15/45	100,000	109,632

Total Tobacco				2,485,092

TOTAL CONSUMER STAPLES				4,173,240

ENERGY - 15.5%
Energy Equipment & Services - 0.7%
ENSCO International Inc., Senior Notes	7.200%	11/15/27	200,000	184,500
Ensco PLC, Senior Notes	5.200%	3/15/25	400,000	336,000
Halliburton Co., Senior Notes	5.000%	11/15/45	930,000	994,679

Total Energy Equipment & Services				1,515,179

See Notes to Schedule of Investments.

WESTERN ASSET INVESTMENT GRADE DEFINED OPPORTUNITY TRUST INC.

Schedule of investments (unaudited) (cont’d)	August 31, 2018

SECURITY	RATE	MATURITY DATE	FACE AMOUNT†	VALUE
Oil, Gas & Consumable Fuels - 14.8%
Anadarko Petroleum Corp., Senior Notes	4.850%	3/15/21	750,000	$773,875
Anadarko Petroleum Corp., Senior Notes	5.550%	3/15/26	750,000	807,732
Andeavor Logistics LP/Tesoro Logistics Finance Corp., Senior Notes	5.250%	1/15/25	500,000	512,500
Andeavor Logistics LP/Tesoro Logistics Finance Corp., Senior Notes	4.250%	12/1/27	500,000	494,522
Apache Corp., Senior Notes	6.000%	1/15/37	84,000	93,140
Apache Corp., Senior Notes	5.100%	9/1/40	280,000	280,330
Apache Corp., Senior Notes	5.250%	2/1/42	160,000	164,206
Apache Corp., Senior Notes	4.750%	4/15/43	670,000	643,562
Cimarex Energy Co., Senior Notes	3.900%	5/15/27	100,000	96,289
Concho Resources Inc., Senior Notes	3.750%	10/1/27	110,000	105,476
Concho Resources Inc., Senior Notes	4.300%	8/15/28	280,000	280,274
ConocoPhillips, Senior Notes	6.500%	2/1/39	1,500,000	1,954,704
Continental Resources Inc., Senior Notes	4.375%	1/15/28	430,000	428,095
Devon Energy Corp., Senior Notes	5.850%	12/15/25	560,000	616,518
Devon Energy Corp., Senior Notes	5.600%	7/15/41	20,000	21,629
Devon Energy Corp., Senior Notes	5.000%	6/15/45	430,000	436,271
Ecopetrol SA, Senior Notes	5.875%	5/28/45	1,554,000	1,546,463
Energy Transfer Equity LP, Senior Secured Notes	7.500%	10/15/20	420,000	453,075
Energy Transfer Partners LP, Senior Notes	4.200%	9/15/23	510,000	516,740
Energy Transfer Partners LP, Senior Notes	6.625%	10/15/36	20,000	22,438
Energy Transfer Partners LP, Senior Notes	5.800%	6/15/38	60,000	62,327
Enterprise Products Operating LLC, Senior Notes	4.250%	2/15/48	400,000	378,706
Enterprise Products Operating LLC, Senior Notes (5.375% to 2/15/28 then 3 mo. USD LIBOR + 2.570%)	5.375%	2/15/78	840,000	790,442	(b)
EOG Resources Inc., Senior Notes	6.875%	10/1/18	800,000	802,542
Hess Corp., Senior Notes	7.875%	10/1/29	240,000	293,033
Hess Corp., Senior Notes	6.000%	1/15/40	520,000	543,628
KazMunayGas National Co. JSC, Senior Notes	6.375%	10/24/48	340,000	354,428	(a)
Kerr-McGee Corp., Senior Notes	6.950%	7/1/24	1,320,000	1,508,332
Kerr-McGee Corp., Senior Notes	7.875%	9/15/31	710,000	896,814
Kinder Morgan Inc., Senior Notes	7.800%	8/1/31	900,000	1,123,305
MEG Energy Corp., Senior Notes	6.375%	1/30/23	280,000	255,500	(a)
MEG Energy Corp., Senior Notes	7.000%	3/31/24	620,000	565,750	(a)
MPLX LP, Senior Notes	4.500%	4/15/38	600,000	560,672
NGPL PipeCo LLC, Senior Notes	4.875%	8/15/27	60,000	60,689	(a)
Noble Energy Inc., Senior Notes	6.000%	3/1/41	660,000	717,676

See Notes to Schedule of Investments.

WESTERN ASSET INVESTMENT GRADE DEFINED OPPORTUNITY TRUST INC.

Schedule of investments (unaudited) (cont’d)	August 31, 2018

SECURITY	RATE	MATURITY DATE	FACE AMOUNT†	VALUE
Oil, Gas & Consumable Fuels - (continued)
Noble Energy Inc., Senior Notes	5.250%	11/15/43	240,000	$243,618
Noble Energy Inc., Senior Notes	4.950%	8/15/47	600,000	588,783
Occidental Petroleum Corp., Senior Notes	4.400%	4/15/46	30,000	30,960
Petrobras Global Finance BV, Senior Notes	7.375%	1/17/27	530,000	526,661
Petroleos Mexicanos, Senior Notes	6.875%	8/4/26	730,000	757,375
Petroleos Mexicanos, Senior Notes	6.625%	6/15/35	1,000,000	972,500
Petroleos Mexicanos, Senior Notes	6.375%	1/23/45	80,000	71,870
Southern Natural Gas Co., LLC, Senior Notes	8.000%	3/1/32	1,500,000	1,942,550
Sunoco Logistics Partners Operations LP, Senior Notes	3.900%	7/15/26	630,000	604,402
Transcontinental Gas Pipe Line Co., LLC, Senior Notes	7.850%	2/1/26	760,000	936,316
Transcontinental Gas Pipe Line Co., LLC, Senior Notes	5.400%	8/15/41	10,000	10,917
Transcontinental Gas Pipe Line Co., LLC, Senior Notes	4.450%	8/1/42	860,000	824,856
Western Gas Partners LP, Senior Notes	4.650%	7/1/26	1,560,000	1,565,321
Western Gas Partners LP, Senior Notes	4.750%	8/15/28	680,000	677,105
Williams Cos. Inc., Senior Notes	5.250%	3/15/20	460,000	473,556
Williams Cos. Inc., Senior Notes	7.875%	9/1/21	952,000	1,062,670
Williams Cos. Inc., Senior Notes	4.550%	6/24/24	1,130,000	1,154,736
Williams Cos. Inc., Senior Notes	7.750%	6/15/31	62,000	76,117
Williams Cos. Inc., Senior Notes	8.750%	3/15/32	148,000	198,875

Total Oil, Gas & Consumable Fuels				31,880,871

TOTAL ENERGY				33,396,050

FINANCIALS - 30.8%
Banks - 17.2%
Banco Mercantil del Norte SA, Junior Subordinated Notes (7.625% to 1/10/28 then 10 year Treasury Constant Maturity Rate + 5.353%)	7.625%	1/10/28	400,000	407,800	(a)(b)(c)
Bank of America Corp., Junior Subordinated Notes (6.100% to 3/17/25 then 3 mo. USD LIBOR + 3.898%)	6.100%	3/17/25	590,000	622,155	(b)(c)
Bank of America Corp., Junior Subordinated Notes (6.250% to 9/5/24 then 3 mo. USD LIBOR + 3.705%)	6.250%	9/5/24	880,000	929,500	(b)(c)
Bank of America Corp., Junior Subordinated Notes (6.500% to 10/23/24 then 3 mo. USD LIBOR + 4.174%)	6.500%	10/23/24	400,000	432,000	(b)(c)
Bank of America Corp., Senior Notes	7.625%	6/1/19	2,760,000	2,857,084

See Notes to Schedule of Investments.

WESTERN ASSET INVESTMENT GRADE DEFINED OPPORTUNITY TRUST INC.

Schedule of investments (unaudited) (cont’d)	August 31, 2018

SECURITY	RATE	MATURITY DATE	FACE AMOUNT†	VALUE
Banks - (continued)
Bank of America Corp., Senior Notes	5.875%	2/7/42	1,340,000	$1,604,788
Bank of America Corp., Senior Notes (4.271% to 7/23/28 then 3 mo. USD LIBOR + 1.310%)	4.271%	7/23/29	690,000	696,165	(b)
Bank of America Corp., Subordinated Notes	7.750%	5/14/38	670,000	916,042
Barclays Bank PLC, Subordinated Notes	7.625%	11/21/22	430,000	467,092
Barclays PLC, Junior Subordinated Notes (7.750% to 9/15/23 then USD 5 year Swap Rate + 4.842%)	7.750%	9/15/23	520,000	525,876	(b)(c)
Barclays PLC, Subordinated Notes	4.836%	5/9/28	380,000	361,597
BBVA Bancomer SA, Subordinated Notes (5.125% to 1/18/28 then 5 year Treasury Constant Maturity Rate + 2.650%)	5.125%	1/18/33	360,000	330,754	(a)(b)
BNP Paribas SA, Junior Subordinated Notes (7.000% to 8/16/28 then USD 5 year Swap Rate + 3.980%)	7.000%	8/16/28	350,000	350,875	(a)(b)(c)
BNP Paribas SA, Junior Subordinated Notes (7.375% to 8/19/25 then USD 5 year Swap Rate + 5.150%)	7.375%	8/19/25	1,520,000	1,602,460	(a)(b)(c)
BNP Paribas SA, Junior Subordinated Notes (7.625% to 3/30/21 then USD 5 year Swap Rate + 6.314%)	7.625%	3/30/21	240,000	255,600	(a)(b)(c)
BNP Paribas SA, Senior Notes	4.400%	8/14/28	200,000	198,697	(a)
Citigroup Inc., Junior Subordinated Bonds (6.250% to 8/15/26 then 3 mo. USD LIBOR + 4.517%)	6.250%	8/15/26	1,100,000	1,155,000	(b)(c)
Citigroup Inc., Junior Subordinated Notes (6.300% to 5/15/24 then 3 mo. USD LIBOR + 3.423%)	6.300%	5/15/24	1,350,000	1,388,812	(b)(c)
Citigroup Inc., Senior Notes	8.125%	7/15/39	752,000	1,085,447
Citigroup Inc., Subordinated Notes	4.600%	3/9/26	490,000	495,524
Citigroup Inc., Subordinated Notes	4.125%	7/25/28	2,290,000	2,220,611
Citigroup Inc., Subordinated Notes	6.675%	9/13/43	630,000	784,843
Citigroup, Inc., Senior Notes	4.650%	7/23/48	420,000	430,898
Cooperatieve Rabobank U.A., Senior Notes	5.750%	12/1/43	750,000	866,939
Credit Agricole SA, Junior Subordinated Notes (8.125% to 12/23/25 then USD 5 year Swap Rate + 6.185%)	8.125%	12/23/25	1,370,000	1,510,765	(a)(b)(c)
Credit Agricole SA, Junior Subordinated Notes (8.375% to 10/13/19 then 3 mo. USD LIBOR + 6.982%)	8.375%	10/13/19	500,000	524,055	(a)(b)(c)

See Notes to Schedule of Investments.

WESTERN ASSET INVESTMENT GRADE DEFINED OPPORTUNITY TRUST INC.

Schedule of investments (unaudited) (cont’d)	August 31, 2018

SECURITY	RATE	MATURITY DATE	FACE AMOUNT†	VALUE
Banks - (continued)
HSBC Holdings PLC, Junior Subordinated Notes (6.375% to 9/17/24 then USD 5 year ICE Swap Rate + 3.705%)	6.375%	9/17/24	800,000	$800,000	(b)(c)
HSBC Holdings PLC, Junior Subordinated Notes (6.500% to 3/23/28 then USD 5 year Swap Rate + 3.606%)	6.500%	3/23/28	460,000	450,800	(b)(c)
Intesa Sanpaolo SpA, Subordinated Notes	5.710%	1/15/26	1,470,000	1,336,645	(a)(c)
Itau Unibanco Holding SA, Junior Subordinated Notes (6.125% to 12/12/22 then 5 year Treasury Constant Maturity Rate + 3.981%)	6.125%	12/12/22	550,000	497,750	(a)(b)(c)
JPMorgan Chase & Co., Junior Subordinated Notes (6.000% to 8/1/23 then 3 mo. USD LIBOR + 3.300%)	6.000%	8/1/23	700,000	731,339	(b)(c)
JPMorgan Chase & Co., Senior Notes	6.400%	5/15/38	1,500,000	1,893,726
JPMorgan Chase & Co., Senior Notes (4.203% to 7/23/28 then 3 mo. USD LIBOR + 1.260%)	4.203%	7/23/29	140,000	140,730	(b)
JPMorgan Chase & Co., Subordinated Notes	5.625%	8/16/43	760,000	869,817
Lloyds Banking Group PLC, Junior Subordinated Notes (7.500% to 6/27/24 then USD 5 year Swap Rate + 4.760%)	7.500%	6/27/24	620,000	645,595	(b)(c)
NatWest Markets NV, Subordinated Notes	7.750%	5/15/23	820,000	914,135
PNC Bank NA, Subordinated Notes	4.050%	7/26/28	650,000	659,875
Royal Bank of Scotland Group PLC, Junior Subordinated Notes (7.648% to 9/30/31 then 3 mo. USD LIBOR + 2.500%)	7.648%	9/30/31	710,000	883,062	(b)(c)
Royal Bank of Scotland Group PLC, Junior Subordinated Notes (8.625% to 8/15/21 then USD 5 year Swap Rate + 7.598%)	8.625%	8/15/21	950,000	1,019,255	(b)(c)
Royal Bank of Scotland Group PLC, Subordinated Notes	6.100%	6/10/23	840,000	882,700
Santander Holdings USA Inc., Senior Notes	4.400%	7/13/27	500,000	487,589
Standard Chartered PLC, Subordinated Notes	5.700%	3/26/44	410,000	434,565	(a)
Wachovia Capital Trust III, Junior Subordinated Bonds (the greater of 3 mo. USD LIBOR + 0.930% or 5.570%)	5.570%	10/9/18	410,000	408,975	(b)(c)
Wells Fargo & Co., Junior Subordinated Notes (5.875% to 6/15/25 then 3 mo. USD LIBOR + 3.990%)	5.875%	6/15/25	140,000	147,700	(b)(c)
Wells Fargo & Co., Subordinated Notes	4.400%	6/14/46	420,000	396,748
Wells Fargo & Co., Subordinated Notes	4.750%	12/7/46	530,000	527,432

Total Banks				37,149,817

See Notes to Schedule of Investments.

WESTERN ASSET INVESTMENT GRADE DEFINED OPPORTUNITY TRUST INC.

Schedule of investments (unaudited) (cont’d)	August 31, 2018

SECURITY	RATE	MATURITY DATE	FACE AMOUNT†	VALUE
Capital Markets - 5.1%
Charles Schwab Corp., Senior Notes	3.850%	5/21/25	230,000	$234,416
CME Group Inc., Senior Notes	5.300%	9/15/43	750,000	893,095
Goldman Sachs Group Inc., Senior Notes	7.500%	2/15/19	500,000	510,657
Goldman Sachs Group Inc., Senior Notes	6.250%	2/1/41	2,550,000	3,094,527
Goldman Sachs Group Inc., Senior Notes (3 mo. USD LIBOR + 1.053%)	2.908%	6/5/23	1,100,000	1,071,218	(b)
Goldman Sachs Group Inc., Subordinated Notes	5.150%	5/22/45	70,000	72,152
Intercontinental Exchange Inc., Senior Notes	3.750%	9/21/28	1,000,000	1,005,098
KKR Group Finance Co. III LLC, Senior Notes	5.125%	6/1/44	1,300,000	1,315,397	(a)
Morgan Stanley, Senior Notes	5.500%	1/26/20	1,950,000	2,015,495
Morgan Stanley, Senior Notes	6.375%	7/24/42	140,000	175,287
Raymond James Financial Inc., Senior Notes	4.950%	7/15/46	150,000	154,764
UBS AG Stamford, CT, Subordinated Notes	7.625%	8/17/22	330,000	367,538

Total Capital Markets				10,909,644

Consumer Finance - 1.5%
Navient Corp., Senior Notes	7.250%	1/25/22	1,430,000	1,517,588
Navient Corp., Senior Notes	6.125%	3/25/24	480,000	478,800
Synchrony Financial, Senior Notes	3.700%	8/4/26	1,300,000	1,180,725

Total Consumer Finance				3,177,113

Diversified Financial Services - 1.4%
Carlyle Holdings II Finance LLC, Senior Notes	5.625%	3/30/43	360,000	373,921	(a)
DAE Funding LLC, Senior Notes	5.000%	8/1/24	240,000	236,400	(a)
ILFC E-Capital Trust I, Junior Subordinated Notes ((Highest of 3 mo. USD LIBOR, 10 year U.S. Treasury Constant Maturity Rate and 30 year U.S. Treasury Constant Maturity Rate) + 1.550%)	4.570%	12/21/65	800,000	731,400	(a)(b)
International Lease Finance Corp., Senior Notes	6.250%	5/15/19	220,000	224,912
International Lease Finance Corp., Senior Notes	8.250%	12/15/20	330,000	362,541
International Lease Finance Corp., Senior Secured Notes	7.125%	9/1/18	1,200,000	1,200,000	(a)

Total Diversified Financial Services				3,129,174

Insurance - 5.2%
American International Group Inc., Senior Notes	6.400%	12/15/20	1,000,000	1,069,900
American International Group Inc., Senior Notes	4.750%	4/1/48	140,000	139,152
Berkshire Hathaway Finance Corp., Senior Notes	4.200%	8/15/48	1,300,000	1,323,278
Brighthouse Financial Inc., Senior Notes	3.700%	6/22/27	870,000	778,784
Delphi Financial Group Inc., Senior Notes	7.875%	1/31/20	290,000	307,246

See Notes to Schedule of Investments.

WESTERN ASSET INVESTMENT GRADE DEFINED OPPORTUNITY TRUST INC.

Schedule of investments (unaudited) (cont’d)	August 31, 2018

SECURITY	RATE	MATURITY DATE	FACE AMOUNT†	VALUE
Insurance - (continued)
Fidelity & Guaranty Life Holdings Inc., Senior Notes	5.500%	5/1/25	360,000	$358,200	(a)
Liberty Mutual Group Inc., Senior Notes	7.800%	3/15/37	330,000	390,225	(a)
Liberty Mutual Insurance Co., Subordinated Notes	7.875%	10/15/26	840,000	1,036,766	(a)
Massachusetts Mutual Life Insurance Co., Subordinated Notes	4.900%	4/1/77	420,000	426,446	(a)
MetLife Inc., Junior Subordinated Notes	6.400%	12/15/36	1,000,000	1,070,000
Nationwide Mutual Insurance Co., Subordinated Notes	9.375%	8/15/39	520,000	829,113	(a)
Nuveen Finance LLC, Senior Notes	2.950%	11/1/19	330,000	329,781	(a)
Teachers Insurance & Annuity Association of America, Subordinated Notes	6.850%	12/16/39	1,050,000	1,395,860	(a)
Teachers Insurance & Annuity Association of America, Subordinated Notes	4.900%	9/15/44	660,000	713,960	(a)
Travelers Cos Inc., Senior Notes	6.250%	6/15/37	400,000	505,847
Trinity Acquisition PLC, Senior Notes	3.500%	9/15/21	626,000	621,746

Total Insurance				11,296,304

Thrifts & Mortgage Finance - 0.4%
Quicken Loans Inc., Senior Notes	5.750%	5/1/25	770,000	766,150	(a)

TOTAL FINANCIALS				66,428,202

HEALTH CARE - 9.8%
Biotechnology - 1.1%
AbbVie Inc., Senior Notes	4.700%	5/14/45	290,000	284,754
Celgene Corp., Senior Notes	2.750%	2/15/23	1,100,000	1,059,794
Celgene Corp., Senior Notes	5.000%	8/15/45	400,000	398,953
Gilead Sciences Inc., Senior Notes	5.650%	12/1/41	100,000	116,867
Gilead Sciences Inc., Senior Notes	4.500%	2/1/45	500,000	502,629
Gilead Sciences Inc., Senior Notes	4.750%	3/1/46	100,000	104,466

Total Biotechnology				2,467,463

Health Care Equipment & Supplies - 1.5%
Abbott Laboratories, Senior Notes	2.900%	11/30/21	460,000	455,460
Abbott Laboratories, Senior Notes	4.900%	11/30/46	1,040,000	1,137,369
Becton Dickinson and Co., Senior Notes	4.685%	12/15/44	1,110,000	1,103,725
Becton Dickinson and Co., Senior Notes	4.669%	6/6/47	450,000	447,011

Total Health Care Equipment & Supplies				3,143,565

See Notes to Schedule of Investments.

WESTERN ASSET INVESTMENT GRADE DEFINED OPPORTUNITY TRUST INC.

Schedule of investments (unaudited) (cont’d)	August 31, 2018

SECURITY	RATE	MATURITY DATE	FACE AMOUNT†	VALUE
Health Care Providers & Services - 5.4%
Anthem Inc., Senior Notes	4.375%	12/1/47	630,000	$591,850
BioScrip Inc., First Lien Notes (1 mo. USD LIBOR + 7.000%)	8.224%	6/30/22	801,000	837,045	(b)(d)(e)(f)
Cardinal Health Inc., Senior Notes	3.410%	6/15/27	430,000	397,090
Catholic Health Initiatives, Secured Notes	4.350%	11/1/42	60,000	56,771
CVS Health Corp., Senior Notes	4.100%	3/25/25	1,460,000	1,464,895
CVS Health Corp., Senior Notes	4.300%	3/25/28	1,610,000	1,600,668
CVS Health Corp., Senior Notes	4.780%	3/25/38	2,060,000	2,059,481
CVS Health Corp., Senior Notes	5.125%	7/20/45	540,000	554,453
CVS Health Corp., Senior Notes	5.050%	3/25/48	1,140,000	1,167,818
Dartmouth-Hitchcock Health, Secured Bonds	4.178%	8/1/48	150,000	151,067
HCA Inc., Senior Secured Notes	5.500%	6/15/47	690,000	693,450
Humana Inc., Senior Notes	4.800%	3/15/47	420,000	435,847
Magellan Health Inc., Senior Notes	4.400%	9/22/24	650,000	637,021
Orlando Health Obligated Group, Senior Notes	4.089%	10/1/48	270,000	266,790
UnitedHealth Group Inc., Senior Notes	3.850%	6/15/28	540,000	546,188
UnitedHealth Group Inc., Senior Notes	4.750%	7/15/45	220,000	239,080

Total Health Care Providers & Services				11,699,514

Pharmaceuticals - 1.8%
Allergan Funding SCS, Senior Notes	4.550%	3/15/35	790,000	778,226
Bausch Health Cos. Inc., Senior Notes	9.000%	12/15/25	800,000	849,000	(a)
Pfizer Inc., Senior Notes	7.200%	3/15/39	560,000	780,149
Wyeth LLC, Senior Notes	5.950%	4/1/37	1,100,000	1,341,754
Zoetis Inc., Senior Notes	4.700%	2/1/43	40,000	41,299

Total Pharmaceuticals				3,790,428

TOTAL HEALTH CARE				21,100,970

INDUSTRIALS - 6.0%
Aerospace & Defense - 2.3%
Hexcel Corp., Senior Notes	3.950%	2/15/27	1,000,000	984,229
Huntington Ingalls Industries Inc., Senior Notes	3.483%	12/1/27	320,000	304,704
L3 Technologies Inc., Senior Notes	4.400%	6/15/28	700,000	706,056
Lockheed Martin Corp., Senior Notes	4.500%	5/15/36	50,000	52,465
Lockheed Martin Corp., Senior Notes	4.700%	5/15/46	200,000	213,994
Northrop Grumman Systems Corp., Senior Notes	7.875%	3/1/26	1,390,000	1,734,291
United Technologies Corp., Senior Notes	4.125%	11/16/28	780,000	781,952
United Technologies Corp., Senior Notes	4.625%	11/16/48	180,000	182,926

Total Aerospace & Defense				4,960,617

Air Freight & Logistics - 0.4%
United Parcel Service, Inc., Senior Notes	6.200%	1/15/38	700,000	881,614

See Notes to Schedule of Investments.

WESTERN ASSET INVESTMENT GRADE DEFINED OPPORTUNITY TRUST INC.

Schedule of investments (unaudited) (cont’d)	August 31, 2018

SECURITY	RATE	MATURITY DATE	FACE AMOUNT†	VALUE
Airlines - 0.9%
American Airlines 2013-2 Class B Pass-Through
Trust, Senior Secured Bonds	5.600%	7/15/20	341,039	$348,290	(a)
Continental Airlines 1999-1 Class A Pass Through Trust, Senior Secured Notes	6.545%	2/2/19	54,487	55,287
Continental Airlines 2009-2 Class A Pass Through Trust, Senior Secured Notes	7.250%	11/10/19	493,554	514,562
Continental Airlines 2012-1 Class B Pass Through Trust, Senior Secured Notes	6.250%	4/11/20	143,038	146,881
Delta Air Lines 2009-1 Class A Pass Through Trust, Senior Secured Notes	7.750%	12/17/19	220,237	231,088
Delta Air Lines Inc., Pass-Through Certificates, Secured Notes	8.021%	8/10/22	83,670	92,103	(e)
US Airways 2012-1 Class A Pass Through Trust, Senior Secured Notes	5.900%	10/1/24	421,713	453,742

Total Airlines				1,841,953

Commercial Services & Supplies - 0.5%
Republic Services Inc., Senior Notes	5.500%	9/15/19	220,000	225,733
Waste Management Holdings Inc., Senior Notes	7.100%	8/1/26	230,000	278,712
Waste Management Inc., Senior Notes	7.750%	5/15/32	500,000	672,754

Total Commercial Services & Supplies				1,177,199

Industrial Conglomerates - 1.3%
General Electric Co., Junior Subordinated Notes (5.000% to 1/21/21 then 3 mo. USD LIBOR + 3.330%)	5.000%	1/21/21	1,307,000	1,288,212	(b)(c)
General Electric Co., Senior Notes	6.875%	1/10/39	1,098,000	1,390,959
General Electric Co., Subordinated Notes	5.300%	2/11/21	130,000	136,371

Total Industrial Conglomerates				2,815,542

Machinery - 0.2%
Caterpillar Inc., Senior Notes	4.750%	5/15/64	360,000	381,532

Road & Rail - 0.2%
Union Pacific Corp., Senior Notes	4.500%	9/10/48	10,000	10,257
Union Pacific Corp., Senior Notes	4.375%	11/15/65	530,000	494,825

Total Road & Rail				505,082

Trading Companies & Distributors - 0.2%
Aviation Capital Group LLC, Senior Notes	4.125%	8/1/25	340,000	338,270	(a)

TOTAL INDUSTRIALS				12,901,809

INFORMATION TECHNOLOGY - 2.4%
Communications Equipment - 0.4%
Harris Corp., Senior Notes	4.854%	4/27/35	430,000	443,765
Harris Corp., Senior Notes	5.054%	4/27/45	340,000	359,720

Total Communications Equipment				803,485

See Notes to Schedule of Investments.

WESTERN ASSET INVESTMENT GRADE DEFINED OPPORTUNITY TRUST INC.

Schedule of investments (unaudited) (cont’d)	August 31, 2018

SECURITY	RATE	MATURITY DATE	FACE AMOUNT†	VALUE
Semiconductors & Semiconductor Equipment - 0.1%
Intel Corp., Senior Notes	4.900%	7/29/45	220,000	$246,650
QUALCOMM Inc., Senior Notes	4.300%	5/20/47	70,000	65,949

Total Semiconductors & Semiconductor Equipment				312,599

Software - 1.1%
Microsoft Corp., Senior Notes	4.250%	2/6/47	1,520,000	1,610,268
salesforce.com Inc., Senior Notes	3.700%	4/11/28	770,000	770,629

Total Software				2,380,897

Technology Hardware, Storage & Peripherals - 0.8%
Dell International LLC/EMC Corp., Senior
Secured Notes	4.420%	6/15/21	1,010,000	1,028,006	(a)
Seagate HDD Cayman, Senior Notes	4.250%	3/1/22	660,000	657,411

Total Technology Hardware, Storage & Peripherals				1,685,417

TOTAL INFORMATION TECHNOLOGY				5,182,398

MATERIALS - 4.1%
Chemicals - 0.1%
Ecolab Inc., Senior Notes	5.500%	12/8/41	130,000	154,118

Metals & Mining - 4.0%
Alcoa Nederland Holding BV, Senior Notes	6.750%	9/30/24	400,000	426,000	(a)
Arconic Inc., Senior Notes	5.870%	2/23/22	1,200,000	1,253,520
Barrick Gold Corp., Senior Notes	5.250%	4/1/42	700,000	728,004
BHP Billiton Finance USA Ltd., Junior Subordinated Notes (6.750% to 10/20/25 then USD 5 year Swap Rate + 5.093%)	6.750%	10/19/75	780,000	858,000	(a)(b)
First Quantum Minerals Ltd., Senior Notes	7.000%	2/15/21	360,000	356,850	(a)
Freeport-McMoRan Inc., Senior Notes	3.550%	3/1/22	100,000	96,750
Freeport-McMoRan Inc., Senior Notes	6.875%	2/15/23	950,000	1,018,875
Glencore Funding LLC, Senior Notes	4.000%	3/27/27	910,000	856,457	(a)
Northwest Acquisitions ULC/Dominion Finco Inc., Secured Notes	7.125%	11/1/22	600,000	614,250	(a)
Vale Overseas Ltd., Senior Notes	4.375%	1/11/22	2,100,000	2,116,170
Yamana Gold Inc., Senior Notes	4.625%	12/15/27	230,000	219,082

Total Metals & Mining				8,543,958

Paper & Forest Products - 0.0%
Fibria Overseas Finance Ltd., Senior Notes	5.250%	5/12/24	50,000	50,250

TOTAL MATERIALS				8,748,326

See Notes to Schedule of Investments.

WESTERN ASSET INVESTMENT GRADE DEFINED OPPORTUNITY TRUST INC.

Schedule of investments (unaudited) (cont’d)	August 31, 2018

SECURITY	RATE	MATURITY DATE	FACE AMOUNT†	VALUE
REAL ESTATE - 2.4%
Equity Real Estate Investment Trusts (REITs) - 2.1%
American Homes 4 Rent LP, Senior Notes	4.250%	2/15/28	270,000	$262,212
MPT Operating Partnership LP/MPT Finance
Corp., Senior Notes	5.000%	10/15/27	400,000	393,000
Uniti Group Inc./CSL Capital LLC, Senior Secured Notes	6.000%	4/15/23	90,000	86,625	(a)
Ventas Realty LP, Senior Notes	4.400%	1/15/29	540,000	545,395
Vornado Realty LP, Senior Notes	3.500%	1/15/25	1,000,000	965,124
Washington Prime Group LP, Senior Notes	5.950%	8/15/24	1,310,000	1,272,126
Welltower Inc., Senior Notes	3.950%	9/1/23	1,050,000	1,058,755

Total Equity Real Estate Investment Trusts (REITs)				4,583,237

Real Estate Management & Development - 0.3%
Security Capital Group Inc., Senior Notes	7.700%	6/15/28	460,000	561,232

TOTAL REAL ESTATE				5,144,469

TELECOMMUNICATION SERVICES - 5.8%
Diversified Telecommunication Services - 4.8%
AT&T Inc., Senior Notes	4.500%	5/15/35	370,000	344,998
AT&T Inc., Senior Notes	4.800%	6/15/44	290,000	265,636
AT&T Inc., Senior Notes	5.450%	3/1/47	360,000	358,405
AT&T Inc., Senior Notes	4.500%	3/9/48	642,000	557,720
AT&T Inc., Senior Notes (3 mo. USD LIBOR + 1.180%)	3.196%	6/12/24	760,000	761,803	(b)
British Telecommunications PLC, Senior Notes	9.625%	12/15/30	2,000,000	2,859,856
Koninklijke KPN NV, Senior Notes	8.375%	10/1/30	330,000	433,178
Telefonica Emisiones SAU, Senior Notes	7.045%	6/20/36	140,000	170,500
Verizon Communications Inc., Senior Notes	5.150%	9/15/23	2,460,000	2,642,479
Verizon Communications Inc., Senior Notes	4.329%	9/21/28	218,000	219,923	(a)
Verizon Communications Inc., Senior Notes	5.500%	3/16/47	1,130,000	1,225,834
Verizon Communications Inc., Senior Notes	5.012%	8/21/54	398,000	390,914

Total Diversified Telecommunication Services				10,231,246

Wireless Telecommunication Services — 1.0%
Sprint Communications Inc., Senior Notes	9.000%	11/15/18	360,000	364,500	(a)
Sprint Corp., Senior Notes	7.250%	9/15/21	680,000	714,639
Sprint Corp., Senior Notes	7.875%	9/15/23	120,000	129,450
Telefonica Europe BV, Senior Notes	8.250%	9/15/30	390,000	510,620
Vodafone Group PLC, Senior Notes	5.250%	5/30/48	530,000	536,385

Total Wireless Telecommunication Services				2,255,594

TOTAL TELECOMMUNICATION SERVICES				12,486,840

See Notes to Schedule of Investments.

WESTERN ASSET INVESTMENT GRADE DEFINED OPPORTUNITY TRUST INC.

Schedule of investments (unaudited) (cont’d)	August 31, 2018

SECURITY	RATE	MATURITY DATE	FACE AMOUNT†		VALUE
UTILITIES - 4.6%
Electric Utilities - 4.6%
Berkshire Hathaway Energy Co., Senior Notes	6.125%	4/1/36	1,000,000		$1,218,072
CenterPoint Energy Houston Electric LLC, Senior Secured Bonds	4.500%	4/1/44	530,000		569,768
Commonwealth Edison Co., First Mortgage Bonds	6.450%	1/15/38	600,000		776,170
FirstEnergy Corp., Senior Notes	3.900%	7/15/27	480,000		472,671
FirstEnergy Corp., Senior Notes	7.375%	11/15/31	3,040,000		3,953,083
NRG REMA LLC, Pass-Through Certificates, Senior Secured Bonds	9.681%	7/2/26	1,673,759		1,221,844	*(g)
Pacific Gas & Electric Co., Senior Notes	3.300%	12/1/27	1,000,000		920,349
Virginia Electric & Power Co., Senior Notes	8.875%	11/15/38	500,000		779,947

TOTAL UTILITIES					9,911,904

TOTAL CORPORATE BONDS & NOTES (Cost - $190,196,552)					201,710,083

SOVEREIGN BONDS - 2.4%
Argentina - 1.8%
Argentina POM Politica Monetaria, Bonds (Argentina Central Bank 7 Day Repo Reference Rate)	44.868%	6/21/20	8,960,000	ARS	253,734	(b)
Argentine Bonos del Tesoro, Bonds	18.200%	10/3/21	650,000	ARS	13,021
Argentine Republic Government International Bond, Senior Notes	5.875%	1/11/28	930,000		679,132
Argentine Republic Government International Bond, Senior Notes	7.625%	4/22/46	150,000		110,964
Argentine Republic Government International Bond, Senior Notes	6.875%	1/11/48	260,000		182,650
Provincia de Buenos Aires, Senior Notes	9.125%	3/16/24	1,930,000		1,630,850	(a)
Provincia de Cordoba, Senior Notes	7.450%	9/1/24	1,200,000		940,512	(a)

Total Argentina					3,810,863

Ecuador - 0.1%
Ecuador Government International Bond, Senior Notes	10.750%	3/28/22	310,000		321,237	(a)

Nigeria - 0.2%
Nigeria Government International Bond, Senior Notes	7.143%	2/23/30	260,000		246,432	(a)
Nigeria Government International Bond, Senior Notes	7.696%	2/23/38	220,000		204,637	(a)

Total Nigeria					451,069

United Arab Emirates - 0.3%
Abu Dhabi Government International Bond, Senior Notes	4.125%	10/11/47	680,000		650,998	(a)

TOTAL SOVEREIGN BONDS (Cost - $6,596,388)					5,234,167

See Notes to Schedule of Investments.

WESTERN ASSET INVESTMENT GRADE DEFINED OPPORTUNITY TRUST INC.

Schedule of investments (unaudited) (cont’d)	August 31, 2018

SECURITY	RATE		SHARES	VALUE
PREFERRED STOCKS - 1.5%
FINANCIALS - 1.5%
Banks - 1.0%
GMAC Capital Trust I (3 mo. USD LIBOR + 5.785%)	8.099%		85,800	$2,299,440	(b)

Capital Markets - 0.2%
Carlyle Group LP	5.875%		16,975	405,702

Diversified Financial Services - 0.2%
Citigroup Capital XIII (3 mo. USD LIBOR + 6.370%)	8.709%		13,450	365,706	(b)

Insurance - 0.1%
Delphi Financial Group Inc. (3 mo. USD LIBOR + 3.190%)	5.504%		9,325	210,978	(b)

TOTAL PREFERRED STOCKS (cost - $3,070,324)				3,281,826

		MATURITY DATE	FACE AMOUNT†
MUNICIPAL BONDS - 0.4%
Florida - 0.1%
Sumter Landing, FL, Community Development District Recreational Revenue Taxable Community Development District	4.172%	10/1/47	260,000	263,094

Illinois - 0.3%
State of Illinois, GO Build America Bonds-Taxable	6.725%	4/1/35	530,000	569,570

TOTAL MUNICIPAL BONDS (cost - $859,054)				832,664

U.S. GOVERNMENT & AGENCY OBLIGATIONS - 0.3%
U.S. Government Obligations - 0.3%
U.S. Treasury Notes	2.750%	7/31/23	30,000	30,018
U.S. Treasury Notes	2.875%	7/31/25	190,000	190,872
U.S. Treasury Notes	3.125%	5/15/48	320,000	327,500

TOTAL U.S. GOVERNMENT & AGENCY OBLIGATIONS (Cost - $549,758)				548,390

TOTAL INVESTMENTS BEFORE SHORT-TERM INVESTMENTS (Cost - $201,272,076)				211,607,130

			SHARES
SHORT-TERM INVESTMENTS - 0.4%
Dreyfus Government Cash Management, Institutional Shares (Cost - $839,868)	1.850%		839,868	839,868

TOTAL INVESTMENTS - 98.6% (Cost - $202,111,944)				212,446,998
Other Assets in Excess of Liabilities - 1.4%				3,086,272

TOTAL NET ASSETS - 100.0%				$215,533,270

See Notes to Schedule of Investments.

WESTERN ASSET INVESTMENT GRADE DEFINED OPPORTUNITY TRUST INC.

Schedule of investments (unaudited) (cont’d)	August 31, 2018

†	Face amount denominated in U.S. dollars, unless otherwise noted.

*	Non-income producing security.

(a)

Security is exempt from registration under Rule 144A of the Securities Act of 1933. This security may be resold in transactions that are exempt from registration, normally to qualified institutional buyers. This security has been deemed liquid pursuant to guidelines approved by the Board of Directors.

(b)

Variable rate security. Interest rate disclosed is as of the most recent information available. Certain variable rate securities are not based on a published reference rate and spread but are determined by the issuer or agent and are based on current market conditions. These securities do not indicate a reference rate and spread in their description above.

(c)	Security has no maturity date. The date shown represents the next call date.

(d)	Security is valued in good faith in accordance with procedures approved by the Board of Directors (Note 1).

(e)	Security is valued using significant unobservable inputs (Note 1).

(f)	Restricted security (Note 2).

(g)	The coupon payment on these securities is currently in default as of August 31, 2018.

Abbreviations used in this schedule:

ARS	— Argentine Peso
GO	— General Obligation
ICE	— Intercontinental Exchange
JSC	— Joint Stock Company
LIBOR	— London Interbank Offered Rate

At August 31, 2018, the Fund had the following open futures contracts:

	Number of Contracts	Expiration Date	Notional Amount	Market Value	Unrealized Appreciation (Depreciation)
Contracts to Buy:
U.S. Treasury 2-Year Notes	43	12/18	$9,091,890	$9,088,454	$(3,436)
U.S. Treasury 5-Year Notes	28	12/18	3,178,473	3,175,157	(3,316)
U.S. Treasury Ultra Long-Term Bonds	3	12/18	480,465	477,937	(2,528)

					(9,280)

Contracts to Sell:
U.S. Treasury 10-Year Notes	93	12/18	11,195,726	11,184,704	11,022
U.S. Treasury Long-Term Bonds	93	12/18	13,375,070	13,412,343	(37,273)
					(26,251)

Net unrealized depreciation on open futures contracts					$(35,531)

See Notes to Schedule of Investments.

WESTERN ASSET INVESTMENT GRADE DEFINED OPPORTUNITY TRUST INC.

Schedule of investments (unaudited) (cont’d)	August 31, 2018

At August 31, 2018, the Fund had the following open swap contracts:

OTC CREDIT DEFAULT SWAPS ON CORPORATE ISSUES - BUY PROTECTION[1]
SWAP COUNTERPARTY (REFERENCE ENTITY)	NOTIONAL AMOUNT[2]	TERMINATION DATE	IMPLIED CREDIT SPREAD AT AUGUST 31, 2018[3]	PERIODIC PAYMENTS MADE BY THE FUND†	MARKET VALUE	UPFRONT PREMIUMS PAID (RECEIVED)	UNREALIZED DEPRECIATION
Goldman Sachs Group Inc. (PPG Industries Inc., 3.600%, due 11/15/20)	$856,423	3/20/19	0.111%	1.000% quarterly	$(4,205)	$(2,493)	$(1,712)

[1]

If the Fund is a buyer of protection and a credit event occurs, as defined under the terms of that particular swap agreement, the Fund will either (i) receive from the seller of protection an amount equal to the notional amount of the swap and deliver the referenced obligation or the underlying securities comprising the referenced index or (ii) receive a net settlement amount in the form of cash or securities equal to the notional amount of the swap less the recovery value of the referenced obligation or the underlying securities comprising the referenced index.

[2]

The maximum potential amount the Fund could be required to pay as a seller of credit protection or receive as a buyer of credit protection if a credit event occurs as defined under the terms of that particular swap agreement.

[3]

Implied credit spreads, utilized in determining the market value of credit default swap agreements on corporate or sovereign issues as of period end, serve as an indicator of the current status of the payment/performance risk and represent the likelihood or risk of default for the credit derivative. The implied credit spread of a particular referenced entity reflects the cost of buying/selling protection and may include upfront payments required to be made to enter into the agreement. Wider credit spreads represent a deterioration of the referenced entity’s credit soundness and a greater likelihood or risk of default or other credit event occurring as defined under the terms of the agreement. A credit spread identified as “Defaulted” indicates a credit event has occurred for the referenced entity or obligation.

†	Percentage shown is an annual percentage rate.

This Schedule of Investments is unaudited and is intended to provide information about the Fund’s investments as of the date of the schedule. Other information regarding the Fund is available in the Fund’s most recent annual or semi-annual shareholder report.

See Notes to Schedule of Investments.

Notes to Schedule of Investments (unaudited)

1. Organization and significant accounting policies

Western Asset Investment Grade Defined Opportunity Trust Inc. (the “Fund”) was incorporated in Maryland on April 24, 2009 and is registered as a non-diversified, closed-end management investment company under the Investment Company Act of 1940, as amended (the “1940 Act”). The Fund’s primary investment objective is to provide current income and then to liquidate and distribute substantially all of the Fund’s net assets to stockholders on or about December 2, 2024. As a secondary investment objective, the Fund will seek capital appreciation. There can be no assurance that the Fund will achieve its investment objectives. The Fund seeks to achieve its investment objectives by investing, under normal market conditions, at least 80% of its net assets in investment grade corporate fixed-income securities of varying maturities.

The following are significant accounting policies consistently followed by the Fund and are in conformity with U.S. generally accepted accounting principles (“GAAP”).

(a) Investment valuation. The valuations for fixed income securities (which may include, but are not limited to, corporate, government, municipal, mortgage-backed, collateralized mortgage obligations and asset-backed securities) and certain derivative instruments are typically the prices supplied by independent third party pricing services, which may use market prices or broker/dealer quotations or a variety of valuation techniques and methodologies. The independent third party pricing services use inputs that are observable such as issuer details, interest rates, yield curves, prepayment speeds, credit risks/spreads, default rates and quoted prices for similar securities. Investments in open-end funds are valued at the closing net asset value per share of each fund on the day of valuation. Futures contracts are valued daily at the settlement price established by the board of trade or exchange on which they are traded. Equity securities for which market quotations are available are valued at the last reported sales price or official closing price on the primary market or exchange on which they trade. When the Fund holds securities or other assets that are denominated in a foreign currency, the Fund will normally use the currency exchange rates as of 4:00 p.m. (Eastern Time). If independent third party pricing services are unable to supply prices for a portfolio investment, or if the prices supplied are deemed by the manager to be unreliable, the market price may be determined by the manager using quotations from one or more broker/dealers or at the transaction price if the security has recently been purchased and no value has yet been obtained from a pricing service or pricing broker. When reliable prices are not readily available, such as when the value of a security has been significantly affected by events after the close of the exchange or market on which the security is principally traded, but before the Fund calculates its net asset value, the Fund values these securities as determined in accordance with procedures approved by the Fund’s Board of Directors.

The Board of Directors is responsible for the valuation process and has delegated the supervision of the daily valuation process to the Legg Mason North Atlantic Fund Valuation Committee (the “Valuation Committee”). The Valuation Committee, pursuant to the policies

Notes to Schedule of Investments (unaudited) (continued)

adopted by the Board of Directors, is responsible for making fair value determinations, evaluating the effectiveness of the Fund’s pricing policies, and reporting to the Board of Directors. When determining the reliability of third party pricing information for investments owned by the Fund, the Valuation Committee, among other things, conducts due diligence reviews of pricing vendors, monitors the daily change in prices and reviews transactions among market participants.

The Valuation Committee will consider pricing methodologies it deems relevant and appropriate when making fair value determinations. Examples of possible methodologies include, but are not limited to, multiple of earnings; discount from market of a similar freely traded security; discounted cash-flow analysis; book value or a multiple thereof; risk premium/yield analysis; yield to maturity; and/or fundamental investment analysis. The Valuation Committee will also consider factors it deems relevant and appropriate in light of the facts and circumstances. Examples of possible factors include, but are not limited to, the type of security; the issuer’s financial statements; the purchase price of the security; the discount from market value of unrestricted securities of the same class at the time of purchase; analysts’ research and observations from financial institutions; information regarding any transactions or offers with respect to the security; the existence of merger proposals or tender offers affecting the security; the price and extent of public trading in similar securities of the issuer or comparable companies; and the existence of a shelf registration for restricted securities.

For each portfolio security that has been fair valued pursuant to the policies adopted by the Board of Directors, the fair value price is compared against the last available and next available market quotations. The Valuation Committee reviews the results of such back testing monthly and fair valuation occurrences are reported to the Board of Directors quarterly.

The Fund uses valuation techniques to measure fair value that are consistent with the market approach and/or income approach, depending on the type of security and the particular circumstance. The market approach uses prices and other relevant information generated by market transactions involving identical or comparable securities. The income approach uses valuation techniques to discount estimated future cash flows to present value.

GAAP establishes a disclosure hierarchy that categorizes the inputs to valuation techniques used to value assets and liabilities at measurement date. These inputs are summarized in the three broad levels listed below:

•	Level 1 – quoted prices in active markets for identical investments

•	Level 2 – other significant observable inputs (including quoted prices for similar investments, interest rates, prepayment speeds, credit risk, etc.)

•	Level 3 – significant unobservable inputs (including the Fund’s own assumptions in determining the fair value of investments)

The inputs or methodologies used to value securities are not necessarily an indication of the risk associated with investing in those securities.

Notes to Schedule of Investments (unaudited) (continued)

The following is a summary of the inputs used in valuing the Fund’s assets and liabilities carried at fair value:

ASSETS
DESCRIPTION	QUOTED PRICES (LEVEL 1)	OTHER SIGNIFICANT OBSERVABLE INPUTS (LEVEL 2)	SIGNIFICANT UNOBSERVABLE INPUTS (LEVEL 3)	TOTAL
Long-Term Investments†:
Corporate Bonds & Notes:
Health Care	—	$20,263,925	$837,045	$21,100,970
Industrials	—	12,809,706	92,103	12,901,809
Other Corporate Bonds & Notes	—	167,707,304	—	167,707,304
Sovereign Bonds	—	5,234,167	—	5,234,167
Preferred Stocks:
Financials	$3,070,848	210,978	—	3,281,826
Municipal Bonds	—	832,664	—	832,664
U.S. Government & Agency Obligations	—	548,390	—	548,390

Total Long-Term Investments	3,070,848	207,607,134	929,148	211,607,130

Short-Term Investments†	839,868	—	—	839,868

Total Investments	$3,910,716	$207,607,134	$929,148	$212,446,998

Other Financial Instruments:
Futures Contracts	11,022	—	—	11,022

Total	$3,921,738	$207,607,134	$929,148	$212,458,020

LIABILITIES
DESCRIPTION	QUOTED PRICES (LEVEL 1)	OTHER SIGNIFICANT OBSERVABLE INPUTS (LEVEL 2)	SIGNIFICANT UNOBSERVABLE INPUTS (LEVEL 3)	TOTAL
Other Financial Instruments:
Futures Contracts	$46,553	—	—	$46,553
OTC Credit Default Swaps on Corporate Issues - Buy Protection‡	—	$4,205	—	4,205

Total	$46,553	$4,205	—	$50,758

†	See Schedule of Investments for additional detailed categorizations.

‡	Value includes any premiums paid or received with respect to swap contracts.

2. Restricted securities

The following Fund investment is restricted as to resale.

Security	Face Amount	Acquisition Date	Cost	Value at 8/31/2018		Value Per Unit	Percent of Net Assets
BioScrip Inc., First Lien Notes, 8.224%, due 6/30/22	$801,000	6/17	$794,565	$837,045	(a)	$104.50	0.39%

(a)	Security is valued in good faith in accordance with procedures approved by the Board of Directors.

ITEM 2.	CONTROLS AND PROCEDURES.

(a)

The registrant’s principal executive officer and principal financial officer have concluded that the registrant’s disclosure controls and procedures (as defined in Rule 30a- 3(c) under the Investment Company Act of 1940, as amended (the “1940 Act”)) are effective as of a date within 90 days of the filing date of this report that includes the disclosure required by this paragraph, based on their evaluation of the disclosure controls and procedures required by Rule 30a-3(b) under the 1940 Act and 15d-15(b) under the Securities Exchange Act of 1934.

(b)

There were no changes in the registrant’s internal control over financial reporting (as defined in Rule 30a-3(d) under the 1940 Act) that occurred during the registrant’s last fiscal quarter that have materially affected, or are likely to materially affect the registrant’s internal control over financial reporting.

ITEM 3.	EXHIBITS.

Certifications pursuant to Rule 30a-2(a) under the Investment Company Act of 1940, as amended, are attached hereto.

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

Western Asset Investment Grade Defined Opportunity Trust Inc.

By	/s/ JANE TRUST
Jane Trust
Chief Executive Officer

Date:	October 26, 2018

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

By	/s/ JANE TRUST
Jane Trust
Chief Executive Officer

Date:	October 26, 2018

By	/s/ RICHARD F. SENNETT
Richard F. Sennett
Principal Financial Officer

Date:	October 26, 2018